Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of intangible assets [Abstract]
Schedule of intangible assets
		IP & Data		Internally
	Licenses	rights	Patents	generated	Total
At cost
As of January 1, 2021	1,482,520	193,989	417,216	7,021,685	9,115,410
Exchange differences	—	—	—	(3,654)	(3,654)
Additions	3,893,681	—	55,938	2,783,431	6,733,050
As of December 31, 2021	5,376,201	193,989	473,154	9,801,462	15,844,806
Exchange differences	—	—	—	168	168
Additions	—	—	275,281	1,700,503	1,975,784
As of December 31, 2022	5,376,201	193,989	748,435	11,502,133	17,820,758

Accumulated amortization and impairment losses
As of January 1, 2021	—	—	—	—	—
Impairment	(1,482,520)	(47,409)	—	—	(1,529,929)
As of December 31, 2021	(1,482,520)	(47,409)	—	—	(1,529,929)
Impairment	—	(146,580)	(748,435)	(11,502,133)	(12,397,148)
As of December 31, 2022	(1,482,520)	(193,989)	(748,435)	(11,502,133)	(13,927,077)

Net book value
As of December 31, 2021	3,893,681	146,580	473,154	9,801,462	14,314,877
As of December 31, 2022	3,893,681	—	—	—	3,893,681